STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
REVENUES	$ 23,086	$ 24,905	$ 65,861	$ 60,625
COSTS AND EXPENSES
Cost of goods sold	0	0	0	586
Selling, general and administrative	41,340	71,098	151,006	220,871
Related party service agreement	60,000	60,000	180,000	180,000
Impairment of license agreements	0	0	0	70,000
Depreciation and amortization	0	0	0	10,188
Total Costs and Expenses	101,340	131,098	331,006	481,645
OPERATING LOSS	(78,254)	(106,193)	(265,145)	(421,020)
OTHER EXPENSE
Interest expense	(18,387)	(17,944)	(54,561)	(54,110)
Total Other Expense	(18,387)	(17,944)	(54,561)	(54,110)
LOSS BEFORE INCOME TAXES	(96,641)	(124,137)	(319,706)	(475,130)
PROVISION FOR INCOME TAXES	0	0	0	0
NET LOSS	$ (96,641)	$ (124,137)	$ (319,706)	$ (475,130)
NET LOSS PER COMMON SHARE (Basic and Diluted)	$ (0.02)	$ (0.02)	$ (0.06)	$ (0.09)
WEIGHTED AVERAGE SHARES OUTSTANDING	5,121,688	5,121,688	5,121,688	5,121,688